Victory Pioneer Core Equity Fund Investment Strategy	Oct. 03, 2025
Victory Pioneer Core Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Adviser uses a quality and valuation-conscious approach to select the Fund’s investments. The Adviser selects securities it believes are selling at reasonable prices or substantial discounts to their underlying values. A security may be sold if the Adviser’s assessment of company fundamentals deteriorates or the security price reaches its valuation target. The Adviser evaluates a security’s potential value based on the company’s quality, growth, risk, and prospects for future economic profit growth. In making that assessment, the Adviser employs due diligence and fundamental research, and evaluates the issuer based on its financial statements and operations. The Adviser focuses on the quality and price of individual issuers, not on market-timing strategies.